LONG-TERM LOANS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Debt Instrument [Line Items]
Interest Payable	$ 553	$ 269	$ 465
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 204	$ 305
SGD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.78%	2.78%
SGD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.44%	2.44%
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total	$ 964	$ 873
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	4.05%	7.51%
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	2.08%	2.19%
HOLIUs Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	3.02%
Long term debt maturity date	Apr. 22, 2022